Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Inventory [Line Items]
Raw materials	¥ 264,541	$ 40,659	¥ 302,664
Work-in-progress	429,014	65,938	454,331
Finished goods	439,931	67,617	557,839
Total inventories	¥ 1,133,486	$ 174,214	¥ 1,314,834